Schedule of Investments
(unaudited)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 552,653 )
(a) (b)
.................... 56,202 $ 190,525
Containers & Packaging — 0.1%
Crown Holdings, Inc. ................. 7,915 627,343
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ......... 23,096 848,547
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(a)
............. 880 1,971
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 14,911 484,906
Metals & Mining — 0.2%
Constellium SE , Class A
(a)
.............. 58,591 1,295,447
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(a)
.............. 46,888 270,075
Specialized REITs — 0.2%
VICI Properties, Inc. .................. 67,733 2,017,766
Total Common Stocks — 0 .7%
(Cost: $ 5,421,553 ) ............................... 5,736,580
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.7%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 662 667,093
Bombardier, Inc.
7.88% , 04/15/27 .................. 323 323,226
6.00% , 02/15/28 .................. 1,539 1,513,875
7.50% , 02/01/29 .................. 21 21,624
8.75% , 11/15/30 .................. 1,478 1,578,173
7.25% , 07/01/31 .................. 716 717,458
7.45% , 05/01/34 .................. 301 333,833
BWX Technologies, Inc., 4.13%, 06/30/28 ... 457 426,068
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ...................... 80 77,052
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 941 981,886
F-Brasile SpA, Series XR, 7.38%, 08/15/26 .. 1,600 1,591,870
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 1,228 1,339,487
9.75% , 11/15/30 .................. 1,343 1,502,234
TransDigm, Inc.
6.75% , 08/15/28 .................. 4,732 4,794,453
6.38% , 03/01/29 .................. 6,182 6,201,245
7.13% , 12/01/31 .................. 1,798 1,852,943
6.63% , 03/01/32 .................. 5,841 5,901,110
Triumph Group, Inc., 9.00%, 03/15/28 ..... 2,483 2,617,658
32,441,288
Automobile Components — 1.8%
Champions Financing, Inc., 8.75%, 02/15/29
(c)
836 875,833
Clarios Global LP
6.75% , 05/15/25
(c)
................. 1,117 1,117,994
4.38% , 05/15/26
(d)
................. EUR 560 599,521
8.50% , 05/15/27
(c)
................. USD 5,696 5,704,615
6.75% , 05/15/28
(c)
................. 1,655 1,677,555
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
..................... EUR 100 97,096
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... USD 304 302,610
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Forvia SE, 5.50%, 06/15/31
(d)
.......... EUR 126 $ 139,333
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 176 164,318
5.63% , 04/30/33 .................. 248 226,495
Icahn Enterprises LP
6.25% , 05/15/26 .................. 202 194,996
5.25% , 05/15/27 .................. 2,392 2,161,748
9.75% , 01/15/29
(c)
................. 720 751,537
4.38% , 02/01/29 .................. 644 549,070
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(d) (e) (f)
......... EUR 100 116,785
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... USD 368 371,549
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ 370 337,602
15,388,657
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
................ 361 367,559
10.38% , 03/31/29
(d)
................ GBP 100 128,351
Ford Motor Co., 6.10%, 08/19/32 ........ USD 597 604,949
ZF Europe Finance BV, 4.75%, 01/31/29
(d)
... EUR 300 325,211
1,426,070
Banks — 1.5%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 2.05%), 4.75%, 03/15/29
(d) (f)
.. 100 108,694
Banco BPM SpA
(d)(f)
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30 ..................... 150 166,448
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 200 207,077
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(d) (f)
............... 100 118,998
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(d) (f) (g)
......... 200 208,244
Banco Espirito Santo SA
(a)(d)(h)
2.63% , 05/08/17 .................. 100 30,208
4.75% , 01/15/18 .................. 100 30,208
4.00% , 01/21/25 .................. 100 30,207
Banco Santander SA, 6.92%, 08/08/33 ..... USD 400 418,588
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(d) (f) (g)
......... EUR 200 218,974
Bankinter SA, (5-Year EURIBOR ICE Swap
Rate + 4.71%), 7.38%
(d) (f) (g)
........... 200 221,704
Barclays plc
(f)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 940 770,601
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 390 389,196
(USISSO05 + 5.78%), 9.63% ......... 2,240 2,375,301
BNP Paribas SA
(f)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(c)
...................... 1,025 1,071,384
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(d)
................ EUR 200 230,604
CaixaBank SA, (5-Year EUR Swap Annual +
4.50%), 5.25%
(d) (f) (g)
............... 200 206,295
Citigroup, Inc.
(f)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(g)
...................... USD 780 818,896
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 245 248,795
Commerzbank AG
(d)(f)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(g)
...................... EUR 200 212,803

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50% , 12/06/32 .......... EUR 100 $ 113,599
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 100 134,339
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(c) (f) (g)
............... USD 460 404,015
HSBC Holdings plc
(f)(g)
(5-Year USD Swap Rate + 3.75%), 6.00% . 465 447,594
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60% 200 169,196
ING Groep NV, (USISSO05 + 4.36%),
8.00%
(d) (f) (g)
.................... 200 202,880
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 5.85%),
5.50%
(d) (f) (g)
.................... EUR 250 257,929
5.15% , 06/10/30
(d)
................. GBP 150 177,013
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(c) (f)
................... USD 320 267,534
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(c) (f)
................... 235 175,312
JPMorgan Chase & Co., Series NN, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.74%), 6.88%
(f) (g)
.......... 596 616,724
Lloyds Banking Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.91%), 8.00%
(f) (g)
................ 505 508,467
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(d) (f)
.................... EUR 125 135,902
Societe Generale SA, (5-Year EUR Swap
Annual + 5.23%), 7.88%
(d) (f) (g)
......... 100 112,851
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f) (g)
................ USD 1,064 1,137,105
12,943,685
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28
(d)
.. GBP 100 120,840
Broadline Retail — 0.5%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ....... USD 282 244,781
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 419 377,896
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 850 781,263
8.25% , 08/01/31 .................. 1,042 1,090,096
Match Group Holdings II LLC
4.63% , 06/01/28 .................. 231 217,998
5.63% , 02/15/29 .................. 164 158,959
3.63% , 10/01/31 .................. 405 344,150
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 227 222,294
Rakuten Group, Inc., 11.25%, 02/15/27 .... 521 551,993
3,989,430
Building Products — 0.7%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(c)
..................... 639 642,307
Builders FirstSource, Inc., 6.38%, 03/01/34
(c)
. 473 474,952
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
..................... 560 575,262
HT Troplast GmbH, 9.38%, 07/15/28
(d)
..... EUR 100 112,858
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
...... USD 600 585,471
Masonite International Corp., 3.50%, 02/15/30
(c)
454 401,663
Security
Par (000)
Par (000) Value
Building Products (continued)
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 .................. USD 181 $ 173,397
9.75% , 07/15/28 .................. 215 219,961
Standard Industries, Inc.
2.25% , 11/21/26
(d)
................. EUR 200 202,082
5.00% , 02/15/27
(c)
................. USD 260 252,207
4.75% , 01/15/28
(c)
................. 108 103,073
4.38% , 07/15/30
(c)
................. 1,017 913,821
3.38% , 01/15/31
(c)
................. 558 467,863
Summit Materials LLC, 7.25%, 01/15/31
(c)
... 1,033 1,073,687
6,198,604
Capital Markets — 1.1%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
..................... 311 321,953
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(c)
510 514,841
Ares Capital Corp., 5.88%, 03/01/29 ...... 275 274,177
Aretec Group, Inc., 10.00%, 08/15/30
(c)
..... 200 218,455
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 155 143,053
6.25% , 01/25/31
(c)
................. 397 398,661
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 380 368,626
3.40% , 07/15/26 .................. 32 30,147
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
. 357 367,704
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 179 177,762
3.13% , 09/23/26 .................. 15 13,762
7.75% , 09/16/27 .................. 644 659,740
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 403 382,903
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
................ 250 233,730
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(i)
..................... 494 545,870
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(d) (f) (g)
......... EUR 200 207,713
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
..................... USD 396 420,049
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(f) (g)
.......... 655 664,643
UBS Group AG
(c)(f)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25% 1,095 1,186,405
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38% 320 263,143
(USISSO05 + 4.16%), 7.75% ......... 1,175 1,208,451
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25% 1,240 1,399,386
10,001,174
Chemicals — 2.1%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................ 653 679,256
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
687 614,773
Chemours Co. (The)
5.38% , 05/15/27 .................. 476 456,324
5.75% , 11/15/28
(c)
................. 944 870,461
4.63% , 11/15/29
(c)
................. 356 306,896
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 3,267 2,996,980
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(d)
..................... EUR 100 103,889
HB Fuller Co., 4.25%, 10/15/28 ......... USD 185 171,426
Herens Holdco SARL, 4.75%, 05/15/28
(c)
... 1,439 1,255,833
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 779 768,482
INEOS Finance plc, 6.38%, 04/15/29
(d)
..... EUR 100 107,889

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
INEOS Quattro Finance 2 plc, Series APR,
8.50%, 03/15/29
(d)
................ EUR 100 $ 112,470
Ingevity Corp., 3.88%, 11/01/28
(c)
........ USD 132 119,219
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 617 500,265
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... 296 266,530
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 370,986
Olympus Water US Holding Corp.
9.75% , 11/15/28
(c)
................. 2,240 2,386,085
5.38% , 10/01/29
(d)
................. EUR 200 189,321
SCIL IV LLC, 9.50%, 07/15/28
(d)
......... 100 117,564
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 222 200,909
4.00% , 04/01/31 .................. 325 280,259
4.38% , 02/01/32 .................. 533 459,519
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 1,346 1,199,777
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. 419 398,210
5.63% , 08/15/29 .................. 2,756 2,466,316
7.38% , 03/01/31 .................. 816 826,251
18,225,890
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 58 53,138
4.88% , 07/15/32 .................. 694 628,174
Allied Universal Holdco LLC
6.63% , 07/15/26
(c)
................. 992 991,348
9.75% , 07/15/27
(c)
................. 617 618,854
4.63% , 06/01/28
(c)
................. 3,989 3,635,084
4.88% , 06/01/28
(d)
................. GBP 150 170,438
6.00% , 06/01/29
(c)
................. USD 3,340 2,873,817
7.88% , 02/15/31
(c)
................. 2,427 2,458,058
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. 453 408,145
4.75% , 10/15/29 .................. 225 207,367
APX Group, Inc.
(c)
6.75% , 02/15/27 .................. 455 456,856
5.75% , 07/15/29 .................. 500 480,750
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 1,046 1,009,572
Clean Harbors, Inc.
(c)
4.88% , 07/15/27 .................. 148 143,560
5.13% , 07/15/29 .................. 108 103,814
6.38% , 02/01/31 .................. 85 85,624
Covanta Holding Corp.
4.88% , 12/01/29
(c)
................. 365 327,131
5.00% , 09/01/30 .................. 200 176,257
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 408 390,943
9.50% , 11/01/27 .................. 418 419,006
7.75% , 02/15/28 .................. 1,777 1,822,296
6.00% , 06/01/29 .................. 259 231,816
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 689 635,036
3.50% , 09/01/28 .................. 113 103,507
4.75% , 06/15/29 .................. 885 832,289
4.38% , 08/15/29 .................. 849 782,161
6.75% , 01/15/31 .................. 1,537 1,575,138
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 846 799,955
Paprec Holding SA, 7.25%, 11/17/29
(d)
..... EUR 100 114,908
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... USD 1,447 1,417,450
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 105 95,173
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 3,191 3,142,747
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 255 241,171
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
7.38% , 10/01/31 .................. USD 892 $ 927,104
28,358,687
Communications Equipment — 0.3%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 945 821,867
CommScope, Inc.
6.00% , 03/01/26 .................. 253 231,495
4.75% , 09/01/29 .................. 592 426,240
Viasat, Inc.
5.63% , 09/15/25 .................. 706 688,214
5.63% , 04/15/27 .................. 507 480,104
7.50% , 05/30/31 .................. 126 91,298
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 288 247,101
2,986,319
Construction & Engineering — 0.6%
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 676 622,956
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
..................... 3,599 3,896,504
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 279 260,801
Heathrow Finance plc, 4.13%, 09/01/29
(d) (j)
.. GBP 100 115,344
Kier Group plc, 9.00%, 02/15/29
(d)
........ 100 128,698
MasTec, Inc., 4.50%, 08/15/28
(c)
......... USD 63 59,905
Pike Corp., 8.63%, 01/31/31
(c)
.......... 214 227,411
5,311,619
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 .................. 1,458 1,424,987
8.88% , 11/15/31 .................. 1,756 1,876,972
3,301,959
Consumer Finance — 1.1%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 337 350,708
Ford Motor Credit Co. LLC
7.35% , 03/06/30 .................. 852 908,366
7.20% , 06/10/30 .................. 800 849,095
Global Aircraft Leasing Co. Ltd.
(c)(e)
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 ..................... 293 276,524
Series 2021 , 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(f)
................. 418 397,299
Macquarie Airfinance Holdings Ltd.
(c)
8.38% , 05/01/28 .................. 228 241,672
6.40% , 03/26/29 .................. 135 137,136
8.13% , 03/30/29 .................. 802 848,213
6.50% , 03/26/31 .................. 355 361,330
Navient Corp., 9.38%, 07/25/30 ......... 787 841,917
OneMain Finance Corp.
7.13% , 03/15/26 .................. 789 803,317
3.50% , 01/15/27 .................. 197 182,875
6.63% , 01/15/28 .................. 155 155,498
9.00% , 01/15/29 .................. 1,180 1,252,112
5.38% , 11/15/29 .................. 157 147,613
7.88% , 03/15/30 .................. 973 1,003,719
4.00% , 09/15/30 .................. 542 463,869
Volkswagen International Finance NV, (9-Year
EUR Swap Annual + 3.96%), 3.88%
(d) (f) (g)
.. EUR 200 199,618
9,420,881
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 .................. USD 386 373,569
5.88% , 02/15/28 .................. 260 257,411
6.50% , 02/15/28 .................. 235 237,494
3.50% , 03/15/29 .................. 662 594,201

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.88% , 02/15/30 .................. USD 769 $ 731,647
Bellis Acquisition Co. plc, 4.50%, 02/16/26
(d)
. GBP 200 242,964
Market Bidco Finco plc, 5.50%, 11/04/27
(d)
... 100 114,919
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... USD 323 296,001
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
155 128,742
US Foods, Inc.
(c)
6.88% , 09/15/28 .................. 342 350,091
4.75% , 02/15/29 .................. 780 740,418
4.63% , 06/01/30 .................. 84 77,926
7.25% , 01/15/32 .................. 568 591,134
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 74 64,316
4.80% , 11/18/44 .................. 236 198,516
4.10% , 04/15/50 .................. 353 258,846
5,258,195
Containers & Packaging — 2.5%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
................. 771 748,463
2.00% , 09/01/28
(d)
................. EUR 100 91,673
3.25% , 09/01/28
(c)
................. USD 200 172,764
3.00% , 09/01/29
(d)
................. EUR 200 165,205
4.00% , 09/01/29
(c)
................. USD 2,789 2,248,077
Ardagh Packaging Finance plc
5.25% , 04/30/25
(c)
................. 1,815 1,753,344
2.13% , 08/15/26
(d)
................. EUR 509 472,256
4.13% , 08/15/26
(c)
................. USD 1,095 990,662
4.75% , 07/15/27
(d)
................. GBP 100 75,098
5.25% , 08/15/27
(c)
................. USD 395 248,850
Canpack SA, 3.13%, 11/01/25
(c)
......... 211 201,267
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 942 941,243
8.75% , 04/15/30 .................. 1,990 1,955,253
Crown Americas LLC, 5.25%, 04/01/30 .... 32 30,852
Crown European Holdings SA, 5.00%,
05/15/28
(d)
..................... EUR 100 110,837
Fiber Bidco SpA, 11.00%, 10/25/27
(d)
...... 100 117,068
Graphic Packaging International LLC
3.50% , 03/15/28
(c)
................. USD 8 7,386
2.63% , 02/01/29
(d)
................. EUR 200 200,133
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
... 100 91,055
LABL, Inc.
(c)
6.75% , 07/15/26 .................. USD 331 327,005
5.88% , 11/01/28 .................. 489 449,686
9.50% , 11/01/28 .................. 1,164 1,177,450
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 08/15/26 .................. 6,852 6,980,482
9.25% , 04/15/27 .................. 258 255,945
OI European Group BV, 6.25%, 05/15/28
(c)
.. EUR 270 303,547
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 .................. USD 91 91,051
7.25% , 05/15/31 .................. 396 403,327
Sealed Air Corp.
(c)
4.00% , 12/01/27 .................. 143 134,034
5.00% , 04/15/29 .................. 146 140,141
Titan Holdings II BV, 5.13%, 07/15/29
(d)
.... EUR 100 96,005
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
USD 329 351,023
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c) (j)
.................... 200 197,505
21,528,687
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 72 64,722
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 904 882,747
Security
Par (000)
Par (000) Value
Distributors (continued)
Resideo Funding, Inc., 4.00%, 09/01/29 .... USD 124 $ 110,872
1,058,341
Diversified Consumer Services — 0.6%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 244 232,066
Service Corp. International
5.13% , 06/01/29 .................. 217 211,149
3.38% , 08/15/30 .................. 279 241,627
4.00% , 05/15/31 .................. 190 168,332
Sotheby's
(c)
7.38% , 10/15/27 .................. 1,591 1,481,350
5.88% , 06/01/29 .................. 1,375 1,155,705
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 1,477 1,527,553
5,017,782
Diversified REITs — 1.0%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 198 169,426
HAT Holdings I LLC
(c)
3.38% , 06/15/26 .................. 384 361,692
8.00% , 06/15/27 .................. 493 514,051
Highwoods Realty LP, 7.65%, 02/01/34 .... 130 141,781
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 1,086 991,812
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 567 610,549
5.25% , 08/01/26 .................. USD 134 122,667
5.00% , 10/15/27 .................. 107 89,612
4.63% , 08/01/29 .................. 1,572 1,206,461
3.50% , 03/15/31 .................. 1,029 706,532
RHP Hotel Properties LP, 6.50%, 04/01/32
(c)
. 1,908 1,914,440
VICI Properties LP
4.63% , 12/01/29
(c)
................. 515 487,048
4.13% , 08/15/30
(c)
................. 352 320,076
5.63% , 05/15/52 .................. 398 368,840
6.13% , 04/01/54 .................. 265 261,377
8,266,364
Diversified Telecommunication Services — 5.6%
Altice Financing SA, 9.63%, 07/15/27
(c)
..... 1,264 1,209,001
Altice France Holding SA, 4.00%, 02/15/28
(d)
. EUR 100 25,077
Altice France SA
8.13% , 02/01/27
(c)
................. USD 2,411 1,884,578
11.50% , 02/01/27
(d)
................ EUR 100 92,188
5.50% , 01/15/28
(c)
................. USD 503 357,252
5.13% , 01/15/29
(c)
................. 200 136,961
5.13% , 07/15/29
(c)
................. 1,933 1,306,773
4.25% , 10/15/29
(d)
................. EUR 200 150,481
5.50% , 10/15/29
(c)
................. USD 442 300,000
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(d) (f)
.................... EUR 125 134,633
CCO Holdings LLC
(c)
5.00% , 02/01/28 .................. USD 390 363,053
5.38% , 06/01/29 .................. 302 276,465
6.38% , 09/01/29 .................. 1,584 1,502,713
4.75% , 03/01/30 .................. 900 772,777
4.50% , 08/15/30 .................. 334 279,908
4.25% , 02/01/31 .................. 1,734 1,416,071
7.38% , 03/01/31 .................. 4,760 4,668,051
4.75% , 02/01/32 .................. 652 532,112
4.25% , 01/15/34 .................. 1,431 1,080,196
Cellnex Telecom SA, 2.13%, 08/11/30
(d) (i)
.... EUR 400 441,767
Frontier Communications Holdings LLC
(c)
5.88% , 10/15/27 .................. USD 746 722,230
5.00% , 05/01/28 .................. 1,499 1,391,391
8.75% , 05/15/30 .................. 3,308 3,384,820

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
8.63% , 03/15/31 .................. USD 930 $ 949,836
Iliad Holding SASU
(c)
6.50% , 10/15/26 .................. 2,027 2,008,014
7.00% , 10/15/28 .................. 667 660,138
Iliad SA, 5.63%, 02/15/30
(d)
............ EUR 300 332,199
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(d)
..................... 100 99,747
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
200 208,641
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 ................. USD 2,099 2,140,980
4.88% , 06/15/29 .................. 2,438 1,627,365
11.00% , 11/15/29 ................. 1,440 1,498,001
10.50% , 05/15/30 ................. 2,291 2,342,548
3.88% , 10/15/30 .................. 223 131,570
Lumen Technologies, Inc.
(c)
4.13% , 04/15/29 .................. 452 284,618
4.13% , 04/15/30 .................. 452 280,101
RCS & RDS SA, 3.25%, 02/05/28
(d)
....... EUR 100 100,451
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... USD 200 192,118
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 233 220,433
6.00% , 09/30/34 .................. 1,048 958,557
7.20% , 07/18/36 .................. 351 342,609
7.72% , 06/04/38 .................. 622 623,057
Uniti Group LP, 10.50%, 02/15/28
(c)
....... 3,480 3,607,815
Virgin Media Secured Finance plc
4.13% , 08/15/30
(d)
................. GBP 200 212,707
4.50% , 08/15/30
(c)
................. USD 200 172,470
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(c)
465 466,346
Windstream Escrow LLC, 7.75%, 08/15/28
(c)
. 293 271,192
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 .................. 6,287 5,175,100
6.13% , 03/01/28 .................. 1,528 1,069,247
48,404,358
Electric Utilities — 0.7%
Alexander Funding Trust II, 7.47%, 07/31/28
(c)
425 449,353
EDP - Energias de Portugal SA, (5-Year EUR
Swap Annual + 3.18%), 5.94%, 04/23/83
(d) (f)
EUR 100 112,669
FirstEnergy Corp., 4.00%, 05/01/26
(c) (i)
..... USD 1,035 1,028,790
NextEra Energy Operating Partners LP
(c)
3.88% , 10/15/26 .................. 153 142,690
7.25% , 01/15/29 .................. 402 411,311
NRG Energy, Inc., 7.00%, 03/15/33
(c)
...... 375 400,146
Pacific Gas & Electric Co., 6.95%, 03/15/34 .. 291 318,576
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 426 397,094
PG&E Corp., 4.25%, 12/01/27
(c) (i)
........ 1,035 1,039,657
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 .................. 1,218 1,275,587
6.95% , 10/15/33 .................. 505 539,018
6,114,891
Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30
(d)
.......... EUR 100 108,424
Sensata Technologies BV, 4.00%, 04/15/29
(c)
. USD 29 26,480
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 1,553 1,444,976
1,579,880
Electronic Equipment, Instruments & Components — 0.3%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 1,209 1,138,690
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 1,286 1,170,447
3.75% , 02/15/31 .................. 597 516,406
2,825,543
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 4.3%
Archrock Partners LP
(c)
6.88% , 04/01/27 .................. USD 579 $ 580,757
6.25% , 04/01/28 .................. 2,624 2,596,284
Borr IHC Ltd.
(c)
10.00% , 11/15/28 ................. 667 693,680
10.38% , 11/15/30 ................. 451 469,040
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 540 554,833
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 1,262 1,285,458
Nabors Industries Ltd.
(c)
7.25% , 01/15/26 .................. 178 176,898
7.50% , 01/15/28 .................. 397 372,353
Nabors Industries, Inc.
(c)
7.38% , 05/15/27 .................. 558 556,972
9.13% , 01/31/30 .................. 444 461,608
Nine Energy Service, Inc., 13.00%, 02/01/28 . 71 58,421
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 689 717,697
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 171 168,472
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 230 247,260
Precision Drilling Corp., 6.88%, 01/15/29
(c)
.. 25 24,953
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
.... 577 605,382
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 312 320,239
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 368 382,982
Transocean, Inc.
(c)
7.50% , 01/15/26 .................. 1,802 1,790,718
11.50% , 01/30/27 ................. 1,215 1,266,296
8.00% , 02/01/27 .................. 956 948,897
8.75% , 02/15/30 .................. 2,277 2,374,173
USA Compression Partners LP
6.88% , 04/01/26 .................. 1,730 1,728,011
6.88% , 09/01/27 .................. 413 413,982
7.13% , 03/15/29
(c)
................. 1,010 1,022,580
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 1,870 1,928,967
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 .................. 1,836 1,873,061
9.50% , 02/01/29 .................. 4,900 5,281,529
8.38% , 06/01/31 .................. 3,098 3,194,871
9.88% , 02/01/32 .................. 2,969 3,199,822
Weatherford International Ltd., 8.63%,
04/30/30
(c)
..................... 1,885 1,967,882
37,264,078
Entertainment — 0.3%
CPUK Finance Ltd., 3.59%, 08/28/25
(d)
..... GBP 100 122,666
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
..................... USD 638 488,093
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 .................. 801 764,816
3.75% , 01/15/28 .................. 728 673,507
Motion Finco SARL, 7.38%, 06/15/30
(d)
..... EUR 100 112,468
Pinnacle Bidco plc, 8.25%, 10/11/28
(d)
..... 100 112,543
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... USD 187 161,889
2,435,982
Financial Services — 3.0%
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(d) (f)
.......... EUR 100 108,266
Block, Inc., 3.50%, 06/01/31 ........... USD 2,062 1,794,651
Blue Owl Credit Income Corp., 6.65%,
03/15/31
(c)
..................... 650 634,298
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 250 246,899
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(d)
..................... EUR 100 98,506
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... USD 549 548,890

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Freedom Mortgage Corp.
(c)
12.00% , 10/01/28 ................. USD 247 $ 269,231
12.25% , 10/01/30 ................. 247 271,647
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(c)
..................... 145 148,400
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 .................. 103 105,123
8.00% , 02/15/27 .................. 901 930,301
8.00% , 06/15/28 .................. 399 416,687
6.88% , 04/15/29 .................. 632 634,370
Global Payments, Inc., 1.50%, 03/01/31
(c) (i)
.. 1,325 1,400,525
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 435 434,203
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... 665 611,526
MGIC Investment Corp., 5.25%, 08/15/28 ... 156 151,537
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 .................. 3,547 3,471,110
6.00% , 01/15/27 .................. 231 227,723
5.13% , 12/15/30 .................. 270 244,966
5.75% , 11/15/31 .................. 474 437,194
7.13% , 02/01/32 .................. 1,835 1,822,433
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(d) (f) (g)
............... GBP 200 238,862
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... USD 599 640,696
Nexi SpA, 0.00%, 02/24/28
(d) (i) (k)
......... EUR 100 92,505
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
..................... USD 679 697,703
Permian Resources Operating LLC
(c)
8.00% , 04/15/27 .................. 519 534,538
5.88% , 07/01/29 .................. 1,113 1,094,460
9.88% , 07/15/31 .................. 740 824,582
7.00% , 01/15/32 .................. 797 826,819
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. 1,185 1,094,849
3.88% , 03/01/31 .................. 890 775,367
4.00% , 10/15/33 .................. 329 278,693
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 1,645 1,590,466
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
.. 2,252 2,258,326
25,956,352
Food Products — 1.0%
Boparan Finance plc, 7.63%, 11/30/25
(d)
.... GBP 100 119,171
Chobani LLC
(c)
4.63% , 11/15/28 .................. USD 1,988 1,853,884
7.63% , 07/01/29 .................. 2,806 2,844,583
Darling Global Finance BV, 3.63%, 05/15/26
(d)
EUR 290 308,174
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
.. USD 374 370,635
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(c)
... 357 368,674
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 .................. 76 73,867
4.13% , 01/31/30 .................. 525 478,696
4.38% , 01/31/32 .................. 1,182 1,059,919
Post Holdings, Inc.
(c)
5.50% , 12/15/29 .................. 51 49,284
4.50% , 09/15/31 .................. 180 161,909
6.25% , 02/15/32 .................. 660 664,810
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... 203 179,393
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(d)
EUR 100 113,954
8,646,953
Gas Utilities — 0.6%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 .... USD 755 781,810
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................. 629 663,729
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
NGL Energy Operating LLC
8.13% , 02/15/29 .................. USD 1,245 $ 1,275,107
8.38% , 02/15/32 .................. 2,519 2,582,244
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 183 166,838
5,469,728
Ground Transportation — 0.6%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
. 389 385,446
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(c)
564 563,083
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... 777 775,611
Lyft, Inc., 0.63%, 03/01/29
(c) (i)
........... 392 457,902
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(d) (f) (g)
.................... GBP 100 115,388
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. USD 441 417,231
RXO, Inc., 7.50%, 11/15/27
(c)
........... 140 143,675
Uber Technologies, Inc.
0.00% , 12/15/25
(i) (k)
................ 148 166,130
Series 2028 , 0.88% , 12/01/28
(c) (i)
....... 473 585,101
4.50% , 08/15/29
(c)
................. 1,429 1,355,860
4,965,427
Health Care Equipment & Supplies — 1.5%
Avantor Funding, Inc.
2.63% , 11/01/25
(d)
................. EUR 200 210,375
3.88% , 07/15/28
(d)
................. 100 104,649
4.63% , 07/15/28
(c)
................. USD 1,363 1,291,598
3.88% , 11/01/29
(c)
................. 431 388,520
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 3,836 3,968,956
Medline Borrower LP
(c)
3.88% , 04/01/29 .................. 1,183 1,076,774
6.25% , 04/01/29 .................. 1,048 1,052,693
5.25% , 10/01/29 .................. 4,250 4,016,966
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
414 445,983
Teleflex, Inc., 4.25%, 06/01/28
(c)
......... 222 208,316
12,764,830
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 .................. 104 101,243
5.00% , 04/15/29 .................. 144 136,828
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 729 663,391
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. 1,292 1,189,157
6.00% , 01/15/29 .................. 1,060 926,014
5.25% , 05/15/30 .................. 2,107 1,718,073
4.75% , 02/15/31 .................. 1,436 1,108,229
Encompass Health Corp.
4.50% , 02/01/28 .................. 40 38,097
4.75% , 02/01/30 .................. 674 631,509
4.63% , 04/01/31 .................. 229 208,207
Ephios Subco 3 SARL, 7.88%, 01/31/31
(d)
... EUR 100 113,167
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... USD 1,391 1,283,389
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(c)
456 434,529
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 497 519,883
11.00% , 10/15/30 ................. 1,771 1,892,829
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 1,087 1,058,577
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 332 312,090
3.88% , 05/15/32 .................. 258 224,647
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 533 488,685
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 118 117,375
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 216 216,291

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.
(c)
6.75% , 07/01/25 .................. USD 564 $ 564,056
10.00% , 04/15/27 ................. 571 572,052
7.25% , 04/15/32 .................. 1,526 1,537,851
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 96 91,410
6.13% , 06/15/30 .................. 290 289,335
6.75% , 05/15/31
(c)
................. 1,909 1,943,801
18,380,715
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 6,424 5,875,511
IQVIA, Inc.
1.75% , 03/15/26
(d)
................. EUR 190 195,868
6.25% , 02/01/29 .................. USD 194 201,435
6.50% , 05/15/30
(c)
................. 200 204,103
6,476,917
Hotel & Resort REITs — 0.6%
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 .................. 678 698,214
4.50% , 02/15/29 .................. 1,146 1,070,079
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 .................. 258 245,695
4.00% , 09/15/29 .................. 217 191,290
Service Properties Trust
7.50% , 09/15/25 .................. 309 313,165
8.63% , 11/15/31
(c)
................. 2,865 3,055,342
5,573,785
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC
(c)
3.88% , 01/15/28 .................. 384 360,889
4.00% , 10/15/30 .................. 376 335,016
Accor SA, (5-Year EUR Swap Annual + 4.11%),
7.25%
(d) (f) (g)
.................... EUR 100 118,604
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(c)
................. USD 300 307,313
7.25% , 04/30/30
(d)
................. EUR 100 113,279
Aramark International Finance SARL, 3.13%,
04/01/25
(d)
..................... 752 801,040
Boyd Gaming Corp.
4.75% , 12/01/27 .................. USD 360 346,801
4.75% , 06/15/31
(c)
................. 1,025 941,921
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 747 692,448
Caesars Entertainment, Inc.
(c)
4.63% , 10/15/29 .................. 688 627,367
7.00% , 02/15/30 .................. 3,398 3,487,996
6.50% , 02/15/32 .................. 1,646 1,660,495
Carnival Corp.
(c)
5.75% , 03/01/27 .................. 2 1,980
4.00% , 08/01/28 .................. 1,126 1,043,284
6.00% , 05/01/29 .................. 2,101 2,073,077
7.00% , 08/15/29 .................. 434 451,718
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 5,837 6,367,344
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 151 150,860
Cedar Fair LP, 6.50%, 10/01/28 ......... 87 87,296
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 .................. 676 663,520
4.75% , 01/15/28 .................. 875 832,968
5.75% , 04/01/30 .................. 1,521 1,468,224
6.75% , 05/01/31 .................. 1,315 1,322,346
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.41%, 07/31/28
(d) (f)
.. EUR 100 109,773
Elior Group SA, 3.75%, 07/15/26
(d)
....... 100 100,742
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. USD 872 $ 799,603
6.75% , 01/15/30 .................. 308 276,557
GLP Capital LP, 3.25%, 01/15/32 ........ 471 396,501
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(c)
................. 305 279,802
4.88% , 01/15/30 .................. 497 476,524
4.00% , 05/01/31
(c)
................. 30 26,813
6.13% , 04/01/32
(c)
................. 492 494,093
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(c)
................ 562 564,269
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 .................. 171 172,260
7.25% , 11/15/29 .................. 193 198,128
7.50% , 09/01/31 .................. 811 843,361
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 525 555,167
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 693 698,360
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
625 586,175
Melco Resorts Finance Ltd.
(c)
4.88% , 06/06/25 .................. 500 487,500
5.63% , 07/17/27 .................. 200 191,188
5.75% , 07/21/28 .................. 200 189,160
5.38% , 12/04/29 .................. 1,800 1,638,342
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................ 923 929,949
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
800 792,574
MGM China Holdings Ltd.
(c)
5.25% , 06/18/25 .................. 200 197,188
5.88% , 05/15/26 .................. 200 197,250
4.75% , 02/01/27 .................. 200 190,111
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 220 203,710
Motion Bondco DAC, 6.63%, 11/15/27
(c)
.... 615 594,334
NCL Corp. Ltd.
(c)
5.88% , 03/15/26 .................. 970 957,536
8.38% , 02/01/28 .................. 194 204,927
8.13% , 01/15/29 .................. 282 298,408
7.75% , 02/15/29 .................. 593 615,698
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 780 770,263
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
.. 680 700,381
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 .................. 214 163,374
5.88% , 09/01/31 .................. 239 174,724
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 324 350,160
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 286 275,108
Royal Caribbean Cruises Ltd.
(c)
4.25% , 07/01/26 .................. 181 174,673
5.38% , 07/15/27 .................. 254 250,418
5.50% , 04/01/28 .................. 157 155,179
8.25% , 01/15/29 .................. 403 426,253
7.25% , 01/15/30 .................. 509 528,842
6.25% , 03/15/32 .................. 810 816,448
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 804 777,263
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
..................... 2,049 2,075,860
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. 392 369,278
4.63% , 12/01/31 .................. 467 419,737
6.63% , 03/15/32 .................. 506 511,145
TUI AG, 5.88%, 03/15/29
(d)
............ EUR 100 109,443
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 .................. USD 612 600,443

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.00% , 02/15/29 .................. USD 123 $ 123,532
9.13% , 07/15/31 .................. 2,181 2,385,166
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 258 251,081
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 227 211,024
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 398 389,808
Wynn Macau Ltd.
(c)
5.50% , 01/15/26 .................. 263 255,355
5.50% , 10/01/27 .................. 200 191,250
5.63% , 08/26/28 .................. 2,301 2,178,759
5.13% , 12/15/29 .................. 480 437,100
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 1,681 1,592,496
7.13% , 02/15/31 .................. 1,770 1,831,766
58,018,118
Household Durables — 0.5%
Ashton Woods USA LLC
(c)
6.63% , 01/15/28 .................. 116 116,457
4.63% , 08/01/29 .................. 208 191,862
4.63% , 04/01/30 .................. 325 296,942
Beazer Homes USA, Inc., 7.50%, 03/15/31
(c)
. 213 215,110
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 .................. 418 379,180
4.88% , 02/15/30 .................. 307 275,358
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
283 295,424
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 120 116,794
LGI Homes, Inc., 8.75%, 12/15/28
(c)
....... 314 331,312
Mattamy Group Corp.
(c)
5.25% , 12/15/27 .................. 161 156,098
4.63% , 03/01/30 .................. 262 237,698
New Home Co., Inc. (The)
(c)
8.25% , 10/15/27
(j)
................. 43 43,887
9.25% , 10/01/29 .................. 545 547,725
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 290 297,624
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
. 413 305,435
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(c)
..................... 49 46,793
Tempur Sealy International, Inc.
(c)
4.00% , 04/15/29 .................. 338 306,738
3.88% , 10/15/31 .................. 115 97,659
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 300 293,014
5.70% , 06/15/28 .................. 6 5,908
4,557,018
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 20 19,390
4.13% , 10/15/30 .................. 325 291,557
4.13% , 04/30/31
(c)
................. 345 304,090
Spectrum Brands, Inc.
(c)
5.00% , 10/01/29 .................. 179 175,428
3.88% , 03/15/31 .................. 224 215,771
1,006,236
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.13% , 03/15/28 .................. 817 784,111
4.63% , 02/01/29 .................. 184 170,295
5.00% , 02/01/31 .................. 199 182,542
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 382 363,108
3.75% , 01/15/32 .................. 693 582,593
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
NextEra Energy Partners LP
(c)(i)
0.00% , 11/15/25
(k)
................. USD 474 $ 420,675
2.50% , 06/15/26 .................. 474 426,579
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
. 287 306,904
TransAlta Corp., 7.75%, 11/15/29 ........ 143 148,647
3,385,454
Industrial Conglomerates — 1.0%
EMRLD Borrower LP
6.38% , 12/15/30
(d)
................. EUR 100 113,258
6.38% , 12/15/30
(c)
................. 370 419,053
6.63% , 12/15/30
(c)
................. USD 6,360 6,421,011
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
..................... 1,872 1,935,869
8,889,191
Insurance — 7.0%
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 .................. 2,930 2,758,476
6.75% , 10/15/27 .................. 5,251 5,173,410
6.75% , 04/15/28 .................. 691 695,877
5.88% , 11/01/29 .................. 2,204 2,047,491
7.00% , 01/15/31 .................. 2,530 2,555,348
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 .................. 339 340,830
4.88% , 06/30/29 .................. 717 669,235
Ardonagh Finco Ltd.
6.88% , 02/15/31
(d)
................. EUR 100 106,267
7.75% , 02/15/31
(c)
................. USD 1,681 1,673,412
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(c)
..................... 1,504 1,484,933
AssuredPartners, Inc., 7.50%, 02/15/32
(c)
... 926 909,939
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(d) (f) (g)
............... EUR 100 112,057
FWD Group Holdings Ltd., 8.40%, 04/05/29
(c)
. USD 1,500 1,552,500
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
...... GBP 100 124,274
Howden UK Refinance plc
(c)
7.25% , 02/15/31 .................. USD 4,129 4,144,595
8.13% , 02/15/32 .................. 1,838 1,853,599
HUB International Ltd.
(c)
7.25% , 06/15/30 .................. 7,908 8,127,028
7.38% , 01/31/32 .................. 9,265 9,327,390
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50% , 03/15/30 .................. 1,828 1,905,471
10.50% , 12/15/30 ................. 546 576,155
NFP Corp.
(c)
4.88% , 08/15/28 .................. 1,480 1,483,351
6.88% , 08/15/28 .................. 4,265 4,319,434
7.50% , 10/01/30 .................. 227 239,146
8.50% , 10/01/31 .................. 512 563,485
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
6,925 7,040,717
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
.... 306 285,996
USI, Inc., 7.50%, 01/15/32
(c)
........... 1,124 1,126,070
61,196,486
IT Services — 1.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. 1,210 1,099,456
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
2,488 2,604,471
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... 1,259 1,208,640
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 .................. 476 427,394
5.63% , 09/15/28 .................. 855 713,513
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 1,104 1,144,446
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(d)
............... EUR 100 115,976

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Global Switch Finance BV, 1.38%, 10/07/30
(d)
. EUR 100 $ 99,474
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(c)
..................... USD 283 306,323
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
... 14 13,579
Twilio, Inc.
3.63% , 03/15/29 .................. 334 300,407
3.88% , 03/15/31 .................. 682 595,379
8,629,058
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
........ 124 128,498
Amer Sports Co., 6.75%, 02/16/31
(c)
...... 714 708,513
Mattel, Inc., 6.20%, 10/01/40 ........... 266 265,659
1,102,670
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 135 127,324
4.00% , 03/15/31 .................. 81 72,377
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 456 470,722
Star Parent, Inc., 9.00%, 10/01/30 ........ 2,612 2,764,295
3,434,718
Machinery — 1.8%
ATS Corp., 4.13%, 12/15/28
(c)
.......... 188 172,321
Chart Industries, Inc.
(c)
7.50% , 01/01/30 .................. 1,703 1,768,474
9.50% , 01/01/31 .................. 302 328,871
Esab Corp., 6.25%, 04/15/29
(c)
.......... 645 648,021
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
..................... 329 244,216
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c) (e)
......... 478 478,804
Loxam SAS, 6.38%, 05/15/28
(d)
......... EUR 100 112,034
Madison IAQ LLC
(c)
4.13% , 06/30/28 .................. USD 585 541,066
5.88% , 06/30/29 .................. 1,109 1,014,602
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 131,520
OT Merger Corp., 7.88%, 10/15/29
(c)
...... 258 184,227
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... 272 249,048
Terex Corp., 5.00%, 05/15/29
(c)
......... 823 776,984
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 1,748 1,745,920
Titan International, Inc., 7.00%, 04/30/28 ... 45 44,405
TK Elevator Holdco GmbH
6.63% , 07/15/28
(d)
................. EUR 450 469,704
7.63% , 07/15/28
(c)
................. USD 1,997 1,957,921
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
. EUR 472 489,495
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 4,053 3,915,562
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 442 405,330
15,678,525
Media — 5.2%
Altice Financing SA, 5.75%, 08/15/29
(c)
..... 2,317 1,856,476
Banijay Entertainment SASU
7.00% , 05/01/29
(d)
................. EUR 100 113,150
8.13% , 05/01/29
(c)
................. USD 222 228,968
Cable One, Inc.
0.00% , 03/15/26
(i) (k)
................ 185 161,135
1.13% , 03/15/28
(i)
................. 419 314,501
4.00% , 11/15/30
(c)
................. 814 635,268
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 865 815,380
7.75% , 04/15/28 .................. 650 569,270
9.00% , 09/15/28 .................. 3,036 3,162,343
7.50% , 06/01/29 .................. 1,252 1,035,456
7.88% , 04/01/30 .................. 1,972 1,960,475
Security
Par (000)
Par (000) Value
Media (continued)
CMG Media Corp., 8.88%, 12/15/27
(c)
..... USD 655 $ 434,075
CSC Holdings LLC
(c)
5.50% , 04/15/27 .................. 900 805,242
11.25% , 05/15/28 ................. 4,167 4,129,260
11.75% , 01/31/29 ................. 2,765 2,769,312
4.13% , 12/01/30 .................. 666 476,223
4.50% , 11/15/31 .................. 796 563,542
DirecTV Financing LLC
(c)
5.88% , 08/15/27 .................. 1,860 1,759,627
8.88% , 02/01/30 .................. 372 371,102
DISH DBS Corp.
(c)
5.25% , 12/01/26 .................. 1,575 1,240,169
5.75% , 12/01/28 .................. 153 105,150
DISH Network Corp., 11.75%, 11/15/27
(c)
... 3,193 3,259,833
Eutelsat SA, 9.75%, 04/13/29
(d)
......... EUR 100 109,503
GCI LLC, 4.75%, 10/15/28
(c)
........... USD 217 198,969
Gray Television, Inc.
(c)
5.88% , 07/15/26 .................. 599 583,358
7.00% , 05/15/27 .................. 1,177 1,094,647
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 280 233,033
Lamar Media Corp., 4.00%, 02/15/30 ...... 55 49,987
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
..................... 1,306 1,225,705
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 307 291,391
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
..... 186 178,434
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 .................. 971 934,549
4.25% , 01/15/29 .................. 1,080 978,456
4.63% , 03/15/30 .................. 566 507,606
7.38% , 02/15/31 .................. 695 727,960
Pinewood Finco plc, 6.00%, 03/27/30
(d)
..... GBP 112 141,361
Radiate Holdco LLC
(c)
4.50% , 09/15/26 .................. USD 445 353,843
6.50% , 09/15/28 .................. 1,094 521,769
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 .................. 374 350,335
5.00% , 08/01/27 .................. 2,012 1,935,710
4.00% , 07/15/28 .................. 223 204,016
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 209 189,794
Summer BC Holdco B SARL, 5.75%, 10/31/26
(d)
EUR 100 105,727
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
..... USD 882 787,165
Tele Columbus AG, 10.00%, 03/19/29
(d)
.... EUR 155 107,700
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 400 375,693
United Group BV
(d)
6.75% , 02/15/31 .................. EUR 100 110,423
(3-mo. EURIBOR + 4.25%), 8.13% ,
02/15/31
(f)
.................... 100 107,885
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. USD 775 757,977
8.00% , 08/15/28 .................. 2,816 2,868,831
7.38% , 06/30/30 .................. 386 381,693
Videotron Ltd., 3.63%, 06/15/29
(c)
........ 208 188,008
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ 893 819,310
VZ Vendor Financing II BV, 2.88%, 01/15/29
(d)
EUR 200 186,103
Ziggo Bond Co. BV
(c)
6.00% , 01/15/27 .................. USD 496 488,843
5.13% , 02/28/30 .................. 275 235,511
Ziggo BV, 4.88%, 01/15/30
(c)
........... 565 507,221
45,604,473

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 2.6%
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. USD 580 $ 608,933
11.50% , 10/01/31 ................. 2,045 2,277,647
ATI, Inc.
5.88% , 12/01/27 .................. 267 262,901
4.88% , 10/01/29 .................. 225 211,724
7.25% , 08/15/30 .................. 1,201 1,241,381
5.13% , 10/01/31 .................. 934 865,275
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 3,226 3,244,143
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 77 76,870
7.63% , 03/15/30 .................. 505 520,984
Constellium SE
4.25% , 02/15/26
(d)
................. EUR 223 239,628
5.63% , 06/15/28
(c)
................. USD 333 323,731
3.75% , 04/15/29
(c)
................. 1,976 1,777,803
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 715 678,356
First Quantum Minerals Ltd., 9.38%, 03/01/29
(c)
1,585 1,644,247
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 .................. 824 773,189
4.50% , 06/01/31 .................. 1,647 1,457,150
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 70 73,724
New Gold, Inc., 7.50%, 07/15/27
(c)
....... 1,302 1,304,943
Novelis Corp.
(c)
3.25% , 11/15/26 .................. 1,511 1,407,920
4.75% , 01/30/30 .................. 1,735 1,600,750
3.88% , 08/15/31 .................. 1,560 1,340,049
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 500 507,113
22,438,461
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. USD 7 6,876
4.25% , 02/01/27 .................. 369 345,230
4.75% , 06/15/29 .................. 139 126,355
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 84 79,014
7.25% , 04/01/29 .................. 415 418,303
975,778
Oil, Gas & Consumable Fuels — 6.6%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 1,291 1,305,897
Antero Midstream Partners LP
(c)
5.75% , 03/01/27 .................. 224 221,195
5.38% , 06/15/29 .................. 422 405,821
6.63% , 02/01/32 .................. 704 707,073
Apache Corp., 5.35%, 07/01/49 ......... 48 40,574
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 .................. 1,010 1,271,136
8.25% , 12/31/28 .................. 1,828 1,877,875
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 819 855,190
Buckeye Partners LP
4.13% , 03/01/25
(c)
................. 28 27,358
5.85% , 11/15/43 .................. 237 201,919
5.60% , 10/15/44 .................. 158 126,277
Callon Petroleum Co.
(c)
8.00% , 08/01/28 .................. 718 750,266
7.50% , 06/15/30 .................. 858 907,335
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
336 339,600
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 .................. 453 452,435
8.38% , 01/15/29 .................. 1,234 1,296,491
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 .................. 1,287 1,354,840
8.63% , 11/01/30 .................. 639 686,143
8.75% , 07/01/31 .................. 2,026 2,167,942
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
USD 232 $ 206,775
CNX Resources Corp., 7.38%, 01/15/31
(c)
... 205 208,778
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 1,012 965,086
5.88% , 01/15/30 .................. 1,538 1,392,826
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 3,026 2,859,922
Crescent Energy Finance LLC
(c)
9.25% , 02/15/28 .................. 1,374 1,450,788
7.63% , 04/01/32 .................. 1,462 1,473,265
Cullinan Holdco Scsp, 4.63%, 10/15/26
(d)
... EUR 100 96,260
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
USD 536 565,699
DT Midstream, Inc.
(c)
4.13% , 06/15/29 .................. 666 612,275
4.38% , 06/15/31 .................. 1,509 1,366,587
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(f)
................ 476 517,191
Energy Transfer LP
(f)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(g)
...................... 280 261,492
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 1,381 1,448,491
EnLink Midstream LLC
5.63% , 01/15/28
(c)
................. 531 525,943
5.38% , 06/01/29 .................. 402 394,669
6.50% , 09/01/30
(c)
................. 320 329,224
EnLink Midstream Partners LP, 5.60%, 04/01/44 341 303,609
EnQuest plc, 11.63%, 11/01/27
(c)
........ 200 199,973
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 53 50,964
4.50% , 01/15/29
(c)
................. 40 37,506
6.38% , 04/01/29
(c)
................. 832 838,110
7.50% , 06/01/30
(c)
................. 96 102,619
4.75% , 01/15/31
(c)
................. 605 562,623
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
..................... 459 478,241
Genesis Energy LP
7.75% , 02/01/28 .................. 453 455,332
8.25% , 01/15/29 .................. 796 817,170
8.88% , 04/15/30 .................. 372 389,392
Harbour Energy plc, 5.50%, 10/15/26
(c)
..... 200 195,247
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 98 99,365
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 224 223,755
5.75% , 02/01/29 .................. 560 545,461
6.00% , 04/15/30 .................. 49 47,976
8.38% , 11/01/33 .................. 1,577 1,709,776
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 719 656,159
Kinetik Holdings LP
(c)
6.63% , 12/15/28 .................. 138 140,450
5.88% , 06/15/30 .................. 395 386,360
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
..................... 67 65,907
Matador Resources Co.
(c)
6.88% , 04/15/28 .................. 725 741,729
6.50% , 04/15/32 .................. 736 736,893
Murphy Oil Corp., 5.88%, 12/01/42
(j)
...... 46 41,275
New Fortress Energy, Inc.
(c)
6.75% , 09/15/25 .................. 271 269,153
8.75% , 03/15/29 .................. 1,963 1,955,517
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 .................. 2,761 2,802,385
8.75% , 06/15/31 .................. 734 775,076
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 588 609,914

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... USD 465 $ 478,690
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. 717 670,983
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 109 101,870
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 911 942,248
SM Energy Co., 6.50%, 07/15/28 ........ 34 34,146
Southwestern Energy Co.
5.38% , 02/01/29 .................. 400 388,494
4.75% , 02/01/32 .................. 8 7,364
Sunoco LP
5.88% , 03/15/28 .................. 100 99,044
7.00% , 09/15/28
(c)
................. 66 67,435
Tallgrass Energy Partners LP
(c)
6.00% , 03/01/27 .................. 96 94,504
5.50% , 01/15/28 .................. 367 353,598
7.38% , 02/15/29 .................. 1,139 1,145,808
6.00% , 12/31/30 .................. 24 22,799
6.00% , 09/01/31 .................. 288 268,776
Talos Production, Inc.
(c)
9.00% , 02/01/29 .................. 447 474,700
9.38% , 02/01/31 .................. 373 397,639
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(d) (f)
..... EUR 100 115,980
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 .................. USD 1,238 1,114,382
4.13% , 08/15/31 .................. 153 136,047
3.88% , 11/01/33 .................. 1,818 1,544,578
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 345 336,857
Vital Energy, Inc.
9.75% , 10/15/30 .................. 818 894,522
7.88% , 04/15/32
(c)
................. 1,209 1,228,184
Western Midstream Operating LP, 5.25%,
02/01/50
(j)
..................... 325 290,721
57,117,944
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(c)
... 200 183,000
ProGroup AG
(d)
5.13% , 04/15/29 .................. EUR 48 51,802
5.38% , 04/15/31 .................. 61 65,649
300,451
Passenger Airlines — 0.7%
(c)
American Airlines, Inc.
5.50% , 04/20/26 .................. USD 141 139,915
5.75% , 04/20/29 .................. 1,246 1,224,971
8.50% , 05/15/29 .................. 1,248 1,318,458
United Airlines, Inc.
4.38% , 04/15/26 .................. 1,263 1,220,991
4.63% , 04/15/29 .................. 1,338 1,244,340
VistaJet Malta Finance plc
7.88% , 05/01/27 .................. 273 230,801
6.38% , 02/01/30 .................. 381 280,844
5,660,320
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75% , 01/15/29 .................. 36 34,067
6.63% , 07/15/30 .................. 542 550,396
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 177 154,105
738,568
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... 710 695,802
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(d) (f)
............... EUR 200 201,745
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
(c)
5.00% , 07/15/27 .................. USD 611 $ 601,664
3.13% , 02/15/29 .................. 882 842,821
3.50% , 04/01/30 .................. 947 901,932
Cheplapharm Arzneimittel GmbH
5.50% , 01/15/28
(c)
................. 280 266,804
7.50% , 05/15/30
(d)
................. EUR 100 113,819
Gruenenthal GmbH, 6.75%, 05/15/30
(d)
..... 100 114,049
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 400 372,615
Organon & Co.
2.88% , 04/30/28
(d)
................. EUR 100 100,316
4.13% , 04/30/28
(c)
................. USD 583 543,293
5.13% , 04/30/31
(c)
................. 400 355,643
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 .................. EUR 100 103,839
7.88% , 09/15/31 .................. 100 124,877
Teva Pharmaceutical Finance Netherlands III
BV
7.13% , 01/31/25 .................. USD 287 288,256
3.15% , 10/01/26 .................. 1,160 1,081,317
4.75% , 05/09/27 .................. 400 384,712
7.88% , 09/15/29 .................. 531 568,467
8.13% , 09/15/31 .................. 725 791,330
8,453,301
Professional Services — 0.6%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 153 137,406
CoreLogic, Inc., 4.50%, 05/01/28 ........ 3,253 2,916,844
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,458 1,345,824
KBR, Inc., 4.75%, 09/30/28 ............ 400 367,822
Science Applications International Corp.,
4.88%, 04/01/28 ................. 314 299,830
5,067,726
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 570 507,902
7.00% , 04/15/30
(c)
................. 678 603,534
Aroundtown SA
(d)
(5-Year GBP Swap + 4.38%), 4.75%
(f) (g)
.. GBP 100 75,237
0.38% , 04/15/27 .................. EUR 100 90,259
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 .................. USD 669 660,627
8.88% , 09/01/31 .................. 776 820,047
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(d) (f) (g)
......... EUR 100 64,622
Heimstaden Bostad Treasury BV, 1.00%,
04/13/28
(d)
..................... 100 84,523
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. USD 469 421,517
4.38% , 02/01/31 .................. 192 166,726
3,494,994
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 358 326,766
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG, 10.50%, 03/30/29
(d)
..... EUR 200 213,396
Entegris, Inc., 4.75%, 04/15/29
(c)
........ USD 3,121 2,991,029
Synaptics, Inc., 4.00%, 06/15/29
(c)
........ 335 301,498
3,505,923
Software — 4.1%
(c)
Boxer Parent Co., Inc., 9.13%, 03/01/26 .... 2,260 2,259,162
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 726 753,332
Central Parent, Inc., 7.25%, 06/15/29 ...... 1,156 1,180,052

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. USD 3,171 $ 2,933,785
4.88% , 07/01/29 .................. 2,027 1,875,241
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 7,842 7,441,756
9.00% , 09/30/29 .................. 4,102 3,934,299
Elastic NV, 4.13%, 07/15/29 ........... 794 714,524
Fair Isaac Corp., 4.00%, 06/15/28 ........ 669 624,883
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 179,455
McAfee Corp., 7.38%, 02/15/30 ......... 1,579 1,448,016
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 1,080 1,041,907
PTC, Inc., 4.00%, 02/15/28 ............ 61 57,009
Sabre GLBL, Inc.
8.63% , 06/01/27 .................. 843 739,751
11.25% , 12/15/27 ................. 62 58,188
SS&C Technologies, Inc., 5.50%, 09/30/27 .. 1,289 1,260,329
UKG, Inc., 6.88%, 02/01/31 ............ 7,060 7,192,213
Veritas US, Inc., 7.50%, 09/01/25 ........ 448 410,754
ZoomInfo Technologies LLC, 3.88%, 02/01/29 1,573 1,415,974
35,520,630
Specialized REITs — 0.3%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 .................. 844 860,084
5.63% , 07/15/32 .................. 143 135,075
SBA Communications Corp., 3.13%, 02/01/29 1,442 1,272,573
2,267,732
Specialty Retail — 1.3%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 168 139,049
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 328 312,284
4.75% , 03/01/30 .................. 186 171,300
5.00% , 02/15/32
(c)
................. 297 269,095
Carvana Co.
(c)(e)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 340 318,605
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 339 315,667
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 517 494,643
eG Global Finance plc, 12.00%, 11/30/28
(c)
.. 1,109 1,178,797
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 747 694,471
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 203,476
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 286 278,334
PetSmart, Inc.
(c)
4.75% , 02/15/28 .................. 390 365,136
7.75% , 02/15/29 .................. 2,114 2,058,068
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 186 184,753
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 4,010 3,933,201
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c) (e)
............ 812 811,210
11,728,089
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 .................. 1,067 1,146,453
8.50% , 07/15/31 .................. 1,096 1,184,407
2,330,860
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 ........... 534 462,674
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 376 366,084
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 224 201,051
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co., 3.50%, 03/01/31 ...... USD 580 $ 508,831
1,538,640
Trading Companies & Distributors — 1.9%
(c)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 184 166,890
6.50% , 08/01/30 .................. 581 589,559
Fortress Transportation & Infrastructure
Investors LLC
9.75% , 08/01/27 .................. 934 967,099
5.50% , 05/01/28 .................. 1,666 1,614,219
7.88% , 12/01/30 .................. 1,722 1,808,293
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 153 140,696
H&E Equipment Services, Inc., 3.88%, 12/15/28 75 68,661
Herc Holdings, Inc., 5.50%, 07/15/27 ...... 1,149 1,128,535
Imola Merger Corp., 4.75%, 05/15/29 ...... 655 614,161
SRS Distribution, Inc.
4.63% , 07/01/28 .................. 1,950 1,964,256
6.13% , 07/01/29 .................. 1,636 1,668,313
6.00% , 12/01/29 .................. 2,096 2,141,079
United Rentals North America, Inc.
6.00% , 12/15/29 .................. 2,278 2,293,094
6.13% , 03/15/34 .................. 426 426,530
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. 541 546,562
6.63% , 03/15/32 .................. 544 552,807
16,690,754
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.27%), 2.63%
(d) (f) (g)
.. EUR 100 100,194
Heathrow Finance plc, 6.63%, 03/01/31
(d)
... GBP 100 124,827
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... USD 67 66,347
SGL Group ApS, (3-mo. EURIBOR + 4.75%),
8.64%, 04/22/30
(c) (d) (f)
.............. EUR 100 106,806
Stena International SA, 7.25%, 01/15/31
(c)
... USD 200 199,491
597,665
Wireless Telecommunication Services — 0.6%
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(d)
................ GBP 200 184,172
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... USD 2,889 2,832,015
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
............... 244 256,657
SoftBank Group Corp.
(d)
2.88% , 01/06/27 .................. EUR 150 153,129
3.88% , 07/06/32 .................. 250 241,393
Telefonica Europe BV
(d)(f)(g)
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 223,613
(EUAMDB08 + 3.12%), 5.75% ........ 100 109,136
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(d)
................. GBP 200 214,565
4.75% , 07/15/31
(c)
................. USD 617 531,783
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(d) (f)
............... GBP 404 548,152
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(d)
..................... EUR 100 99,659
5,394,274
Total Corporate Bonds — 89 .1%
(Cost: $ 772,569,476 ) .............................. 773,754,734

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ................. USD 144 $ 142,712
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(l)
................. 145 143,941
286,653
Health Care Technology — 0.8%
Cotiviti Holdings, Inc., Term Loan , 02/21/31
(m)
. 6,409 6,417,011
Media — 0.3%
Clear Channel International BV, Term Loan ,
08/12/27
(l) (m)
..................... 2,455 2,442,725
Total Fixed Rate Loan Interests — 1 .1%
(Cost: $ 9,119,002 ) ............................... 9,146,389
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(f)
Dynasty Acquisition Co., Inc., Term Loan B1 ,
08/24/28
(m)
...................... 212 212,243
Dynasty Acquisition Co., Inc., Term Loan B2 ,
08/24/28
(m)
...................... 82 82,079
Kaman Corp., Term Loan CME Term
SOFR+3.5 , 03/27/31
(m)
.............. 316 316,199
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 576 574,767
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 1,189 1,190,738
2,376,026
Air Freight & Logistics — 0.1%
GN Loanco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
12/19/30
(f)
................. 460 452,673
Automobile Components — 0.1%
(f)
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(l)
................. 586 587,465
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
10.17% - 10.40%
,
11/17/28 ........... 319 300,022
887,487
Beverages — 0.0%
(f)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. 60 55,580
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 69 55,567
111,147
Broadline Retail — 0.2%
StubHub Holdco Sub, LLC, Term Loan
B , (1-mo. CME Term SOFR + 4.75%),
10.08%
,
03/15/30
(f)
................ 1,489 1,488,654
Building Products — 0.0%
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
11/03/28
(f)
................. 374 374,468
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(f)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.18%
,
11/24/28
(l)
. USD 190 $ 188,397
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 471 468,331
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.68%
,
10/04/29 ............ 1,094 1,092,535
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 329 308,885
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. 450 442,288
2,500,436
Commercial Services & Supplies — 0.1%
(f)
KDC/ONE Development Corp., Inc., Term
Loan , (1-mo. CME Term SOFR + 5.00%),
10.33%
,
08/15/28 ................. 468 468,510
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 0.00% - 9.82%
,
12/15/28 . 550 417,256
TruGreen LP, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 8.50%),
14.07%
,
11/02/28 ................. 107 83,195
968,961
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
05/30/30
(f)
................. 526 509,377
Construction & Engineering — 0.3%
(f)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ 2,122 2,129,222
Groundworks LLC DDTL, Delayed Draw Term
Loan , 02/26/31
(m)
.................. 57 57,145
Groundworks LLC, Term Loan , 02/23/31
(m)
... 311 310,488
2,496,855
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
12/11/28
(f)
...... 298 298,131
Containers & Packaging — 0.0%
Trident TPI Holdings, Inc., Term Loan B5 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
09/15/28
(f)
............ 251 250,577
Diversified Consumer Services — 0.4%
(f)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. 347 344,830
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 284 278,942
OMNIA Partners LLC , Term Loan , (3-mo. CME
Term SOFR + 3.75%), 9.07%
,
07/25/30 ... 139 139,920
PG Polaris Bidco SARL, Term Loan ,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
03/26/31
(l)
................. 644 644,805

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%), 0.00% -
9.08%
,
01/30/31 .................. USD 1,895 $ 1,899,434
3,307,931
Diversified Telecommunication Services — 0.1%
(f)
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 234 185,347
Connect Finco SARL, Term Loan B , 09/13/29
(m)
435 427,491
Lumen Technologies, Inc., Term Loan ,
01/01/28
(l) (m)
..................... 142 122,193
Radiate Holdco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%), 0.00%
- 8.69%
,
09/25/26 ................. 357 297,749
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 .................. 29 25,391
1,058,171
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
06/28/24
(f) (l)
................. 25 12,266
Entertainment — 0.1%
Motion Acquisition Ltd., Facility Term Loan B ,
11/12/29
(f) (m)
..................... 442 441,002
Financial Services — 0.1%
(f)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 220 218,672
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... 426 424,403
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 177 177,315
820,390
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME Term
SOFR + 3.75%), 9.08%
,
10/25/27
(f)
...... 565 567,408
Gas Utilities — 0.0%
NGL Energy Operating LLC, Term Loan ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
02/03/31
(f)
................. 420 420,840
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(f)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 1,081 1,066,879
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28 ................ 492 490,611
1,557,490
Health Care Providers & Services — 0.1%
(f)
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. 492 492,382
LifePoint Health, Inc., Term Loan , (3-mo. CME
Term SOFR + 5.50%), 11.09%
,
11/16/28 .. 253 254,076
Quorum Health Corp., Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
13.68%
,
04/29/25
(l)
................. 496 297,820
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. USD 243 $ 243,530
1,287,808
Health Care Technology — 0.9%
(f)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 4,170 4,125,468
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 512 488,714
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 585 579,509
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 .................. 2,385 2,385,392
7,579,083
Household Durables — 0.2%
(f)
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 470 463,606
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28 ............ 934 855,330
1,318,936
Industrial Conglomerates — 0.1%
Chromalloy Corp, Term Loan , 03/21/31
(f) (m)
... 746 742,889
Insurance — 0.5%
(f)(m)
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , 03/08/32 ................... 3,091 3,106,455
Truist Insurance Holdings, LLC, Term Loan B ,
03/24/31 ....................... 1,283 1,280,857
4,387,312
IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06%
,
10/28/30
(f)
...... 279 280,581
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27
(f)
................ 217 217,812
Life Sciences Tools & Services — 0.1%
(f)
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%
,
11/15/28 ............. 224 224,858
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
09/27/30 ...... 911 904,855
1,129,713
Machinery — 0.7%
(f)
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/28/25 .................. 1,821 1,818,843
Husky Injection Molding Systems Ltd., Term
Loan B , 02/01/29
(m)
................ 640 641,328
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 307 308,461

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. USD 847 $ 849,415
TK Elevator Midco GmbH, Facility Term Loan
B1 , 07/30/27
(m)
................... 2,070 2,076,028
WEC US Holdings Ltd., Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/27/31 ... 313 312,546
6,006,621
Media — 0.3%
(f)
AVSC Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.69%
,
09/01/25 ............ 252 236,714
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 1,248 1,246,467
DirecTV Financing LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.69%
,
08/02/29 ................. 933 931,765
2,414,946
Metals & Mining — 0.1%
CD&R Hydra Buyer, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.42%
,
03/25/31
(f)
................. 550 551,034
Oil, Gas & Consumable Fuels — 0.3%
(f)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ 249 246,648
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 2,407 2,413,085
2,659,733
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28
(f)
................ 1,021 1,059,533
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28
(f)
................ 148 147,148
Professional Services — 0.1%
(f)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
06/02/28 .................. 271 264,565
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(l)
........... 273 245,977
510,542
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
01/31/30
(f) (l)
...... 196 195,820
Software — 1.1%
(f)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR + 5.25%),
10.56%
,
02/23/32 ................. 463 478,626
Boxer Parent Co., Inc., Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
12/29/28 ... 789 793,931
Cloud Software Group, Inc., 1st Lien Term
Loan , 03/21/31
(m)
.................. 914 907,721
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ USD 1,095 $ 1,089,268
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 712 704,804
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/09/29 ............ 637 638,935
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
12/01/27 ....... 472 473,477
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 266 264,850
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
05/03/28 ... 2,011 1,996,946
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 103 98,843
Planview Parent, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
7.25%), 12.65%
,
12/18/28
(l)
........... 288 277,920
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/31/28 .................. 363 363,075
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
12/17/27 .................. 97 81,925
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.94%
,
12/17/27 .................. 153 129,071
Sovos Compliance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
08/11/28 ............. 353 349,201
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 628 632,145
9,280,738
Trading Companies & Distributors — 0.0%
Foundation Building Materials, Inc., Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.31%
,
01/29/31
(f)
................. 211 211,739
Transportation Infrastructure — 0.0%
(f)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
09/22/28 .................. 121 121,488
Brown Group Holdings LLC, Facility Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 8.31% - 8.34%
,
07/02/29 ..... 156 155,922
277,410
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 6.75%),
12.06%
,
05/25/27
(f) (l)
................ 1,247 1,203,421
Total Floating Rate Loan Interests — 7 .2%
(Cost: $ 61,947,046 ) ............................... 62,363,109

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50%
,
02/18/3021
(d) (f)
.................... GBP 100 $ 91,265
France — 0.1%
Electricite de France SA , (13-Year GBP Swap
Semi + 4.23%), 6.00%
(d) (f) (g)
........... 400 491,229
Ireland — 0.0%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(d) (f) (g)
................ EUR 200 214,421
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 805,056 ) ................................. 796,915
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
(f)(g)
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% ................... USD 5 4,606
JPMorgan Chase & Co. , Series Q , (3-mo. CME
Term SOFR + 3.51%), 8.82% ......... 190 189,910
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 629 627,362
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 606 587,319
1,409,197
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) , Series R , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(f) (g)
.... 921 905,781
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f) (g)
210 201,359
Security
Par (000)
Par (000) Value
Electric Utilities — 0.3%
(f)(g)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... USD 1,200 $ 1,161,225
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 581 550,441
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................. 983 1,054,472
2,766,138
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (f) (g)
...................... 1,070 1,059,456
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f) (g)
.......... 950 931,135
Total Preferred Securities — 0 .8%
(Cost: $ 7,299,003 ) ............................... 7,273,066
Total Long-Term Investments — 99.0%
(Cost: $ 857,161,136 ) .............................. 859,070,793
Shares
Shares
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(n) (o)
.................. 33,381,104 33,381,104
Total Short-Term Securities — 3 .8%
(Cost: $ 33,381,104 ) ............................... 33,381,104
Total Investments — 102 .8%
(Cost: $ 890,542,240 ) .............................. 892,451,897
Liabilities in Excess of Other Assets — (2.8) % ............. (23,995,707)
Net Assets — 100.0% ...............................
$ 868,456,190
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $190,525, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Convertible security.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Zero-coupon bond.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,375,946 $ 24,005,158
(a)
$ — $ — $ — $ 33,381,104 33,381,104 $ 260,806 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 119 06/28/24 $ 12,735 $ 37,754
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 1 06/18/24 129 1,280
$ 39,034
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 122,000 USD 131,618 UBS AG 04/03/24 $ 5
USD 195,949 EUR 179,000 State Street Bank and Trust Co. 06/20/24 2,209
USD 8,876,246 EUR 8,123,886 Toronto Dominion Bank 06/20/24 83,359
USD 8,937,395 EUR 8,173,114 UBS AG 06/20/24 91,226
USD 131,462 EUR 120,000 Westpac Banking Corp. 06/20/24 1,580
USD 4,496,625 GBP 3,537,000 BNP Paribas SA 06/20/24 30,516
USD 128,143 GBP 100,000 State Street Bank and Trust Co. 06/20/24 1,875
USD 141,549 GBP 112,000 Toronto Dominion Bank 06/20/24 129
USD 127,839 GBP 100,000 UBS AG 06/20/24 1,571
212,470
USD 132,036 EUR 122,000 UBS AG 06/20/24 (11)
$ 212,459
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 7,900 $ 579,321 $ 547,703 $ 31,618
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB EUR 49 $ 6,835 $ 6,754 $ 81
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 190,525 $ — $ 190,525
Containers & Packaging .................................. 627,343 — — 627,343
Electrical Equipment ..................................... 848,547 — — 848,547
Energy Equipment & Services .............................. 1,971 — — 1,971
Hotels, Restaurants & Leisure .............................. 484,906 — — 484,906
Metals & Mining ........................................ 1,295,447 — — 1,295,447
Oil, Gas & Consumable Fuels ............................... 270,075 — — 270,075
Specialized REITs ...................................... 2,017,766 — — 2,017,766
Corporate Bonds ........................................ — 773,754,734 — 773,754,734
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 142,712 143,941 286,653
Health Care Technology .................................. — 6,417,011 — 6,417,011
Media ............................................... — — 2,442,725 2,442,725
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,376,026 — 2,376,026
Air Freight & Logistics .................................... — 452,673 — 452,673
Automobile Components .................................. — 300,022 587,465 887,487
Beverages ........................................... — 111,147 — 111,147
Broadline Retail ........................................ — 1,488,654 — 1,488,654
Building Products ....................................... — 374,468 — 374,468
Chemicals ............................................ — 2,312,039 188,397 2,500,436
Commercial Services & Supplies ............................. — 968,961 — 968,961
Communications Equipment ................................ — 509,377 — 509,377
Construction & Engineering ................................ — 2,496,855 — 2,496,855
Consumer Staples Distribution & Retail ........................ — 298,131 — 298,131
Containers & Packaging .................................. — 250,577 — 250,577
Diversified Consumer Services .............................. — 2,663,126 644,805 3,307,931
Diversified Telecommunication Services ........................ — 935,978 122,193 1,058,171
Energy Equipment & Services .............................. — — 12,266 12,266
Entertainment ......................................... — 441,002 — 441,002
Financial Services ...................................... — 820,390 — 820,390
Food Products ......................................... — 567,408 — 567,408
Gas Utilities ........................................... — 420,840 — 420,840
Health Care Equipment & Supplies ........................... — 1,557,490 — 1,557,490
Health Care Providers & Services ............................ — 989,988 297,820 1,287,808
Health Care Technology .................................. — 7,579,083 — 7,579,083

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 1,318,936 $ — $ 1,318,936
Industrial Conglomerates .................................. — 742,889 — 742,889
Insurance ............................................ — 4,387,312 — 4,387,312
IT Services ........................................... — 280,581 — 280,581
Leisure Products ....................................... — 217,812 — 217,812
Life Sciences Tools & Services .............................. — 1,129,713 — 1,129,713
Machinery ............................................ — 6,006,621 — 6,006,621
Media ............................................... — 2,414,946 — 2,414,946
Metals & Mining ........................................ — 551,034 — 551,034
Oil, Gas & Consumable Fuels ............................... — 2,659,733 — 2,659,733
Passenger Airlines ...................................... — 1,059,533 — 1,059,533
Pharmaceuticals ....................................... — 147,148 — 147,148
Professional Services .................................... — 264,565 245,977 510,542
Real Estate Management & Development ....................... — — 195,820 195,820
Software ............................................. — 9,002,818 277,920 9,280,738
Trading Companies & Distributors ............................ — 211,739 — 211,739
Transportation Infrastructure ............................... — 277,410 — 277,410
Wireless Telecommunication Services ......................... — — 1,203,421 1,203,421
Foreign Agency Obligations ................................. — 796,915 — 796,915
Preferred Securities ....................................... — 7,273,066 — 7,273,066
Short-Term Securities
Money Market Funds ...................................... 33,381,104 — — 33,381,104
$ 38,927,159 $ 847,161,988 $ 6,362,750 $ 892,451,897
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 31,699 $ — $ 31,699
Foreign currency exchange contracts ............................ — 212,470 — 212,470
Interest rate contracts ....................................... 39,034 — — 39,034
Liabilities
Foreign currency exchange contracts ............................ — (11) — (11)
$ 39,034 $ 244,158 $ — $ 283,192
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)